Operating leases	12 Months Ended
Dec. 31, 2018
Disclosure of operating leases [abstract]
Operating leases

The notes included in this section focus on the Barclays Group’s non-current tangible and intangible assets and property, plant and equipment, which provide long-term future economic benefits.

23 Operating leases

Accounting for operating leases

The Barclays Group applies IAS 17 Leases, for operating leases. An operating lease is a lease where substantially all of the risks and rewards of the leased assets remain with the lessor. Where the Barclays Group is the lessor, lease income is recognised on a straight-line basis over the period of the lease unless another systematic basis is more appropriate. The Barclays Group holds the leased assets on-balance sheet within property, plant and equipment.

Where the Barclays Group is the lessee, rentals payable are recognised as an expense in the income statement on a straight-line basis over the lease term unless another systematic basis is more appropriate.

Operating lease commitments

The Barclays Group leases various offices, branches and other premises under non-cancellable operating lease arrangements. With such operating lease arrangements, the asset is kept on the lessor’s balance sheet and the Barclays Group reports the future minimum lease payments as an expense over the lease term. The leases have various terms, escalation and renewal rights. There are no contingent rents payable.

Operating lease rentals of £329m (2017: £342m) have been included in administration and general expenses.

The future minimum lease payments by the Barclays Group under non-cancellable operating leases are as follows:

	2018		2017
	Property	Equipment	Property	Equipment
	£m	£m	£m	£m
Not more than one year	302	-	332	2
Over one year but not more than five years	786	-	844	21
Over five years	1,257	-	1,337	-
Total	2,345	-	2,513	23

Total future minimum sublease payments to be received under non-cancellable subleases was £28m (2017: £53m).